Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 4 — Fair Value Measurements

The following are the liabilities measured at fair value on the condensed consolidated balance sheet at September 30, 2023 and December 31, 2022 using quoted price in active markets for identical assets (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

	Level 1: Quoted Prices in Active Markets for Identical Assets	Level 2: Significant Other Observable Inputs	Level 3: Significant Unobservable Inputs	Total at September 30, 2023	Total Gains (Losses) For The Three Months Ended September 30, 2023	Total Gains (Losses) For The Nine Months Ended September 30, 2023
Recurring fair value measurements
Private warrants	$—	$—	$4	$4	$212	$1,996
Stonepeak and Evolve unvested warrants	$—	$—	$—	$—	$—	$—
Institutional/Accredited Investor warrants	$—	$—	$76,271	$76,271	$214,361	$142,613
Derivative liability – non-controlling redeemable preferred shares	$—	$—	$285,640	$285,640	$67,366	$73,585
Total recurring fair value measurements	$—	$—	$361,915	$361,915	$281,939	$218,194
	Level 1: Quoted Prices in Active Markets for Identical Assets	Level 2: Significant Other Observable Inputs	Level 3: Significant Unobservable Inputs	Total at December 31, 2022	Total Gains (Losses) For The Three Months Ended September 30, 2022	Total Gains (Losses) For The Nine Months Ended September 30, 2022
Recurring fair value measurements
Private warrants	$—	$—	$2,000	$2,000	$170,000	$854,000
Stonepeak and Evolve unvested warrants	$—	$—	$—	$—	—	8,677,000
Institutional/Accredited Investor warrants	$—	$—	$218,884	$218,884	$1,682,700	$1,682,700
Derivative liability – non-controlling redeemable preferred shares	$—	$—	$359,225	$359,225	$(40,245)	$(19,309)
Total recurring fair value measurements	$—	$—	$580,109	$580,109	$1,812,455	$11,194,391

The following is a reconciliation of the opening and closing balances for the liabilities related to the war rants (Note 11) and derivative liability — non-controlling redeemable preferred shares measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the three and nine months ended September 30, 2023:

	Private warrants	Stonepeak and Evolve unvested warrants	Institutional/ Accredited Investor warrants	Non-controlling redeemable preferred shares – derivative liability
Balance at December 31, 2022	$2,000	$—	$218,884	$359,225
Total (gains) losses for period included in earnings	(1,000)	—	214,758	76,840
Balance at March 31, 2023	$1,000	$—	433,642	$436,065
Total (gains) losses for period included in earnings	(784)	—	(143,010)	(83,059)
Balance at June 30, 2023	$216	$—	$290,632	$353,006
Total (gains) losses for period included in earnings	(212)	$—	$(214,361)	$(67,366)
Balance at September 30, 2023	$4	$—	$76,271	$285,640

The fair value of the level 3 Private Warrants was estimated at September 30, 2023 using the Black-Scholes model which used the following inputs: term of 2.47 years, risk free rate of 4.92%, no dividends, volatility of 57.0%, and strike price of $460.00.

The fair value of the level 3 Private Warrants was estimated at December 31, 2022 using the Black-Scholes model which used the following inputs: term of 3.22 years, risk free rate of 4.20%, no dividends, volatility of 67.0%, and strike price of $460.00.

The fair value of the level 3 Institutional/Accredited Investor warrants was estimated at September 30, 2023 using the Black-Scholes model which used the following inputs: term of 4.30 years, risk free rate of 4.67%, no dividends, volatility of 62.0%, common stock price of $0.34, and strike price of $150.00.

The fair value of the level 3 Institutional/Accredited Investor warrants was estimated at December 31, 2022 using the Black-Scholes model which used the following inputs: term of 5.10 years, risk free rate of 3.97%, no dividends, volatility of 62.0%, common stock price of $20.00, and strike price of $150.00.

The following table presents the significant unobservable inputs and valuation methodologies used for the Company’s fair value measurements of non-recurring (level 3) Stonepeak and Evolve unvested warrants at September 30, 2023:

	Series C Unvested Warrants	Series D Unvested Warrants	Series E Unvested Warrants	Series F Unvested Warrants
Fair value (in millions)	$—	$—	$—	$—
Valuation methodology	Monte Carlo Simulation & Black Scholes	Monte Carlo Simulation & Black Scholes	Monte Carlo Simulation & Black Scholes	Monte Carlo Simulation & Black Scholes
Capital expenditure forecast (in millions)	$—	$—	$—	$—
Probability of warrants vesting(a)	—%	—%	—%	—%

(a)      During the second quarter ended June 30, 2022, the Company significantly lowered its forecast of Levo’s capital deployments due to the passage by the United States Congress of the Infrastructure Investment and Jobs Act bill, and the related unveiling of the Environmental Protection Agency’s 2022 Clean School Bus rebates. The resulting lower forecast of capital deployments reduced the probabilities of the future vesting of the unvested warrants. Therefore, at September 30, 2023, the Company has determined that it is unlikely that the unvested warrants will vest.

The following table presents the significant unobservable inputs and valuation methodologies used for the Company’s fair value measurements of non-recurring (level 3) Stonepeak and Evolve unvested warrants at December 31, 2022:

	Series C Unvested Warrants	Series D Unvested Warrants	Series E Unvested Warrants	Series F Unvested Warrants
Fair value (in millions)	$—	$—	$—	$—
Valuation methodology	Monte Carlo Simulation & Black Scholes	Monte Carlo Simulation & Black Scholes	Monte Carlo Simulation & Black Scholes	Monte Carlo Simulation & Black Scholes
Term (years)	8.40	8.40	8.40	8.40
Risk free rate	3.9%	3.9%	3.9%	3.9%
Exercise price	$600.0	$800.0	$1,200.0	$1,600.0
Volatility	56.0%	56.0%	56.0%	56.0%
Capital expenditure forecast (in millions)	$125.0	$125.0	$125.0	$125.0
Probability of warrants vesting(a)	—%	—%	—%	—%

(a)      During the second quarter ended June 30, 2022, the Company significantly lowered its forecast of Levo’s capital deployments due to the passage by the United States Congress of the Infrastructure Investment and Jobs Act bill, and the related unveiling of the Environmental Protection Agency’s 2022 Clean School Bus rebates. The resulting lower forecast of capital deployments reduced the probabilities of the future vesting of the unvested warrants. Therefore, at December 31, 2022, the Company has determined that it is unlikely that the unvested warrants will vest.

The fair value of the level 3 derivative liability — non-controlling redeemable preferred shares are estimated at September 30, 2023 using the Monte Carlo Simulation model which used the following inputs: terms range from 0.84 years to 7.0 years, risk free rate of 4.6%, no dividends, volatility of 89.0% and probability of redemptions triggered of 75.0%.

The fair value of the level 3 derivative liability — non-controlling redeemable preferred shares are estimated at December 31, 2022 using the Monte Carlo Simulation model which used the following inputs: terms range from 1.60 years to 7.0 years, risk free rate of 4.0%, no dividends, volatility of 63.0% and probability of redemptions triggered of 75.0%.

There were no transfers between Level 1 and Level 2 of the fair value hierarchy in 2023 and 2022.

Cash, accounts receivable, accounts payable, and accrued expenses are generally carried on the cost basis, which management believes approximates fair value due to the short-term maturity of these instruments.

Note 4 — Fair Value Measurements

The following are the liabilities measured at fair value on the consolidated balance sheet at December 31, 2022 and December 31, 2021, using quoted price in active markets for identical assets (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

	Level 1: Quoted Prices in Active Markets for Identical Assets	Level 2: Significant Other Observable Inputs	Level 3: Significant Unobservable Inputs	Total at December 31, 2022	Total Gains (Losses) For The Year Ended December 31, 2022
Recurring fair value measurements
Private warrants	$—	$—	$2,000	$2,000	$864,000
Stonepeak and Evolve unvested warrants	$—	$—	$—	$—	$8,677,000
Institutional/Accredited Investor Warrants	$—	$—	$218,884	$218,884	$2,445,462
Derivative liability – non-controlling redeemable preferred shares	$—	$—	$359,225	$359,225	$152,723
Total recurring fair value measurements	$—	$—	$580,109	$580,109	$12,139,185
	Level 1: Quoted Prices in Active Markets for Identical Assets	Level 2: Significant Other Observable Inputs	Level 3: Significant Unobservable Inputs	Total at December 31, 2021	Total Gains (Losses) For The Year Ended December 31, 2021
Recurring fair value measurements
Private warrants	$—	$—	$866,000	$866,000	$387,228
Stonepeak and Evolve unvested warrants	$—	$—	$8,677,000	$8,677,000	$(699,628)
Derivative liability – non-controlling redeemable preferred shares	$—	$—	$511,948	$511,948	$(14,342)
Total recurring fair value measurements	$—	$—	$10,054,948	$10,054,948	$(326,742)

The following is a reconciliation of the opening and closing balances for the liabilities related to the private warrants (Note 11) and derivative liability — non-controlling redeemable preferred shares measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the year ended December 31, 2022:

	Private Warrants	Stonepeak and Evolve unvested warrants	Institutional/ Accredited Investor Warrants	Non-controlling redeemable preferred shares – derivative liability
Balance at December 31, 2021	$866,000	$8,677,000	$2,664,346	$511,948
Initial fair value
Balance at Total (gains) losses for period included in earnings	(864,000)	(8,677,000)	(2,445,462)	(152,723)
Balance at December 31, 2022	$2,000	$—	$218,884	$359,225

The fair value of the level 3 Private Warrants was estimated at December 31, 2022 using the Black-Scholes model which used the following inputs: term of 3.2 years, risk free rate of 4.2%, no dividends, volatility of 67.0%, and strike price of $460.00.

The fair value of the level 3 Private Warrants was estimated at December 31, 2021 using the Black-Scholes model which used the following inputs: term of 4.2 years, risk free rate of 1.2%, no dividends, volatility of 54.0%, and strike price of $460.00.

The fair value of the level 3 Institutional/Accredited Investor Warrants was estimated at December 31, 2022 using the Black-Scholes model which used the following inputs: term of 5.1 years, risk free rate of 3.97%, no dividends, volatility of 62.0%, and strike price of $20.00.

The fair value of the level 3 derivative liability — non-controlling redeemable preferred shares are estimated at December 31, 2022 using the Monte Carlo Simulation model which used the following inputs: terms range from 1.6 years to 7.0 years, risk free rate of 4.0%, no dividends, volatility of 63.0% and probability of redemptions triggered of 75.0%.

The fair value of the level 3 derivative liability — non-controlling redeemable preferred shares are estimated at December 31, 2021 using the Monte Carlo Simulation model which used the following inputs: terms range from 3.0 years to 7.0 years, risk free rate of 1.40%, no dividends, volatility of 53.0% and probability of redemptions triggered of 75.0%.

There were no transfers between Level 1 and Level 2 of the fair value hierarchy in 2022 and 2021.

Cash, accounts receivable, accounts payable, and accrued expenses are generally carried on the cost basis, which management believes approximates fair value due to the short-term maturity of these instruments.

The following table presents the significant unobservable inputs and valuation methodologies used for the Company’s fair value measurements of non-recurring (level 3) unvested Stonepeak and Evolve unvested warrants at December 31, 2022:

	Series C Unvested Warrants	Series D Unvested Warrants	Series E Unvested Warrants	Series F Unvested Warrants
Fair value (in millions)	$0.0	$0.0	$0.0	$0.0
Valuation methodology	Monte Carlo Simulation & Black Scholes	Monte Carlo Simulation & Black Scholes	Monte Carlo Simulation & Black Scholes	Monte Carlo Simulation & Black Scholes
Term (years)	8.40	8.40	8.40	8.40
Risk free rate	3.9%	3.9%	3.9%	3.9%
Exercise price	$600.00	$800.00	$1,200.00	$1,600.00
Volatility	56.0%	56.0%	56.0%	56.0%
Capital expenditure forecast (in millions)	$125.0	$250.0	$375.0	$500.0
Probability of warrants vesting(a)	—%	—%	—%	—%

____________

(a)      During the second quarter ended June 30, 2022, the Company significantly lowered its forecast of Levo’s capital deployments due to the passage by the United States Congress of the Infrastructure Investment and Jobs Act bill, and the related unveiling of the Environmental Protection Agency’s 2022 Clean School Bus rebates. The resulting lower forecast of capital deployments reduced the probabilities of the future vesting of the unvested warrants.

The following table presents the significant unobservable inputs and valuation methodologies used for the Company’s fair value measurements of non-recurring (level 3) unvested Stonepeak and Evolve unvested warrants at December 31, 2021:

	Series C Unvested Warrants	Series D Unvested Warrants	Series E Unvested Warrants	Series F Unvested Warrants
Fair value (in millions)	$3.2	$2.4	$1.7	$1.3
Valuation methodology	Monte Carlo Simulation & Black Scholes	Monte Carlo Simulation & Black Scholes	Monte Carlo Simulation & Black Scholes	Monte Carlo Simulation & Black Scholes
Term (years)	9.40	9.40	9.40	9.40
Risk free rate	1.5%	1.5%	1.5%	1.5%
Exercise price	$600.00	$800.00	$1,200.00	$1,600.00
Volatility	54.0%	54.0%	54.0%	54.0%
Capital expenditure forecast (in millions)	$125.0	$250.0	$375.0	$500.0
Probability of warrants vesting	90.7%	75.8%	63.8%	54.5%

The following table presents the significant unobservable inputs and valuation methodologies at December 31, 2021 used for the Company’s fair value measurements of non-recurring (level 3) Stonepeak and Evolve warrants and securities purchase agreement to purchase shares of the Company’s common stock at the date of issuance of May 17, 2021:

	Series B Warrants	Series C Warrants	Series D Warrants	Series E Warrants	Series F Warrants	Options
Fair value (in millions)	$12.8	$5.6	$4.8	$3.8	$3.2	$12.6
Valuation methodology	Black Scholes	Monte Carlo Simulation & Black Scholes	Monte Carlo Simulation & Black Scholes	Monte Carlo Simulation & Black Scholes	Monte Carlo Simulation & Black Scholes	Black Scholes
Term (years)	10	10	10	10	10	7.50
Risk free rate	1.6%	1.6%	1.6%	1.6%	1.6%	1.4%
Exercise price	$400.00	$600.00	$800.00	$1,200.00	$1,600.00	$2,000.00
Volatility	55.0%	55.0%	55.0%	55.0%	55.0%	57.0%
Capital expenditure forecast (in millions)	N/A	$125.0	$250.0	$375.0	$500.0	N/A
Probability of warrants vesting	100.0%	96.9%	87.7%	78.2%	69.9%	N/A